OTHER TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER TAXES PAYABLES
Schedule of other taxes payable

	As of December 31,
Current	2025	2024
Other national taxes	178,983	102,398
Provincial taxes	11,708	10,945
Municipal taxes	52,395	5,921
	243,086	119,264
Non- current
Provincial taxes	—	3
	—	3
Total other taxes payables	243,086	119,267